Power project acquisition and development costs (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 11, 2013	Jul. 13, 2013	May 31, 2020	Dec. 31, 2021	May 15, 2015
Membership Interest Purchase and Sale Agreement ("MIPSA") [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Consideration		$ 1,250,000
Percentage of interest owned	50.00%	100.00%
Monetary damages					$ 210,000,000
Lawsuit seeking amount of damages					$ 951,000,000
Term of agreement			P25Y
Land Lease Agreements [Member]
Disclosure Of Power Project Acquisition And Development Costs [Line Items]
Term of agreement			twenty-five years
Payment on execution of agreement				$ 20,000
Additional Payment On Execution Of Agreement				20,000
Payments For extension agreements				$ 82,500